Commitments and contingencies (Details) (CNY)	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Dec. 31, 2011 item	Apr. 30, 2015
Contractual commitments
2015	222,393,557
2016	60,262,394
2017	47,538,211
2018	41,778,500
2019	11,706,640
Thereafter	14,275,494
Contractual commitments	397,954,796
Rental expenses	205,077,566	203,391,941	158,841,427
Agreement to acquire office premises in Chongqing
Contractual commitments
Purchase price paid						104,900,000
Prepaid as a deposit	5,000,000
Office Rental
Contractual commitments
2015	72,322,634
2016	53,169,862
2017	40,390,061
2018	37,477,350
2019	7,405,490
Thereafter	1,966,094
Contractual commitments	212,731,491
Co-location & Server Rental
Contractual commitments
2015	24,555,835
2016	87,680
Contractual commitments	24,643,515
Other Purchase Obligation
Contractual commitments
2015	125,515,088
2016	7,004,852
2017	7,148,150
2018	4,301,150
2019	4,301,150
Thereafter	12,309,400
Contractual commitments	160,579,790
Investment in a Venture Capital Fund
Contractual commitments
Maximum contribution to the venture capital fund					643,500,000
Period for contribution to the venture capital fund				12 years	9 years
The number of general partners, who manage the venture capital fund					1
Increase in committed capital				396,000,000
Amount contributed to the venture capital fund	615,700,000
Remaining committed capital to be contributed over the remaining investment term	423,800,000